Term deposits and other financial assets - Term deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Term deposits and other financial assets	$ 47,747	$ 85,088
Financial assets at fair value through OCI
Disclosure of financial assets [line items]
Term deposits and other financial assets	46,782	84,023
Short term deposits - banks
Disclosure of financial assets [line items]
Term deposits and other financial assets	$ 965	$ 1,065